Expense Example, No Redemption - Delaware Strategic Allocation Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	184	597	1,035	2,254